Share-based payments (Details Narrative) kr / shares in Units, kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 SEK (kr) shares kr / shares	Jun. 30, 2025 SEK (kr) shares kr / shares	Dec. 31, 2025 SEK (kr) shares kr / shares	Dec. 31, 2024 SEK (kr) shares kr / shares	Dec. 31, 2023 kr / shares
IfrsStatementLineItems [Line Items]
Total expenses	kr 249,332	kr 152	kr 15,629	kr 10,171
Other cost	kr 140,656
Exercised warrants, shares | shares	8,700,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Equialent shares | shares	1,369,477
Share options [member]
IfrsStatementLineItems [Line Items]
Granted during the period | shares			1,228,156	388,420
Number of options vested | shares			671,500
Options expiration period	10 years		10 years
Weighted average remaining contractual life	6 years 7 months 6 days	4 years 10 months 24 days	8 years 2 months 12 days	3 years 10 months 24 days
Weighted average fair value of options granted | kr / shares			kr 6.12	kr 23.34
Estimated fair values of options granted			kr 7,513	kr 9,063
Total expenses	kr 965	kr 152	kr 5,549	kr 10,171
Weighted average share price Outstanding | kr / shares	kr 84.63	kr 121.01	kr 88.91	kr 115.98	kr 119.73
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life	3 years 9 months 18 days
Total expenses	kr 3,411		kr 10,080
Warrants vesting period			33 months
Expected life			3 years
Vesting description			At the end of the vesting period one warrant may be converted to 3.16 ordinary shares.
Weighted average fair value of warrants granted | kr / shares			kr 37.38
Estimated fair values of warrants granted			kr 16,719
Weighted average share price Outstanding | kr / shares	kr 72.83
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life			5 years